PROPERTY AND EQUIPMENT, NET (Schedule of depreciation expense related to property and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 13,929	$ 14,610	$ 12,126
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	3,186	2,654	1,946
Research and development, net
Property, Plant and Equipment [Line Items]
Depreciation	6,427	7,703	6,401
Selling and marketing
Property, Plant and Equipment [Line Items]
Depreciation	2,939	2,993	2,244
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,377	$ 1,260	$ 1,535